Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Income/(loss) Before Provision for Income Taxes	Income/(loss) before provision for income taxes is attributable to the following geographic location for the years ended December 31, 2023, 2022 and 2021:
	For the years ended December 31,
	2023	2022	2021
PRC	$526,142	$844,611	$1,802,117
Foreign	(497)	(396)	(28,067)
Total Income before income taxes	$525,645	$844,215	$1,774,050

Schedule of Income Tax Provision (benefit)	The components of income tax provision (benefit) are as follows:
	For the years ended December 31,
	2023	2022	2021
Current	$-	$-	$350,642
Deferred	(79,088)	(146,200)	(309,763)
Total provision (benefit) for income taxes	$(79,088)	$(146,200)	$40,879

Schedule of Deferred Tax Assets	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of December 31,
	2023	2022
Deferred tax assets:
Allowance for credit losses and others	$170,398	$333,775
Deferred revenue	532,651	530,412
Sales refund liability	49,598	56,106
Deferred expenses	23,682	26,357
Net operating loss	280,745	89,585
Deferred tax assets:	1,057,074	1,036,235
Valuation allowance:	(50,869)	(81,231)
Deferred tax assets, net	$1,006,205	$955,004

Schedule of Effective Tax	The following table reconciles the China statutory tax to the Company’s effective tax for the years ended December 31, 2023, 2022 and 2021:
	For the year ended December 31,
	2023	2022	2021
China Statutory income tax rate (25%)	131,411	211,054	443,513
Effect of preferential tax rate	54,498	91,908	(192,491)
Research & Development (“R&D”) tax credit*	(394,808)	(520,567)	(233,162)
Change in valuation allowance	(28,090)	69,151	14,704
NOL true up	74,281	-	-
Non-deductible items and others**	83,620	2,254	8,315
Effective tax rate	$(79,088)	$(146,200)	$40,879
*	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income for the years ended December 31, 2023 and 2022.

**	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Taxes Payable	Taxes payable consist of the following:
	December 31, 2023	December 31, 2022
Value added tax payable	$-	$355,409
Other taxes payable	22,539	124,524
Total taxes payable	$22,539	$479,933